Related Party Disclosures - Schedule of Payments and Composition of Key Management Personnel (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($) Executives	Dec. 31, 2024 CLP ($) Executives	Dec. 31, 2023 CLP ($)
Board of Directors:
Payment of remuneration and allowances of the Board of Directors - Bank and its subsidiaries | $	$ 3,641	$ 3,500	$ 3,347
Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for short-term employee benefits | $	33,118	33,779	36,535
Payment for severance | $	1,312	4,139	1,548
Subtotal | $	34,430	37,918	38,083
Total | $	38,151	41,496	41,541
Other Board expenses [Member]
Board of Directors:
Other Board of Director´s expenses | $	$ 80	$ 78	$ 111
Directors Bank and subsidiaries [Member]
No. of executives
Total number of executives (in Executives)	17	17
CEO – Bank [Member]
No. of executives
Total number of executives (in Executives)	1	1
CEOs – Subsidiaries [Member]
No. of executives
Total number of executives (in Executives)	5	5
Division / Area Managers– Bank [Member]
No. of executives
Total number of executives (in Executives)	74	74
Division / Area Managers– Subsidiaries [Member]
No. of executives
Total number of executives (in Executives)	30	27
Subtotal [Member]
No. of executives
Total number of executives (in Executives)	110	107
Key Personnel Of The Management Of The Bank And Its Subsidiaries [Member]
No. of executives
Total number of executives (in Executives)	127	124